Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events
14.	Subsequent Events.

Proposed Business Combination

On October 3, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Air King Merger Sub Inc., a Delaware corporation and direct wholly-owned subsidiary of the Company (“Merger Sub”), and Molekule, Inc., a Delaware corporation (“Molekule”), providing for, among other things, and subject to the terms and conditions therein, an all-stock merger transaction pursuant to which Merger Sub will merge with and into Molekule, with Molekule continuing as the surviving entity and a wholly-owned subsidiary of the Company (the “Merger”).

Pursuant to the Merger Agreement, at the effective time of the Merger (the “Effective Time”), the outstanding shares of Molekule common stock, par value $0.0001, that are issued and outstanding immediately prior to the effective time of the Merger (the “Molekule Common Stock”) (including shares of Molekule Common Stock resulting from the conversion of Molekule’s preferred stock), will be converted automatically into, and the holders of such shares of Molekule Common Stock will be entitled to receive (the “Merger Consideration”), by virtue of the Merger and upon the terms and subject to the conditions set forth in the Merger Agreement, 15,071,322 fully paid and nonassessable shares of AeroClean common stock, par value $0.01 per share (the “AeroClean Common Stock”), which will result in the Molekule stockholders in the aggregate holding, together with certain holders of restricted stock units to be issued by AeroClean pursuant to AeroClean’s 2021 Incentive Award Plan as soon as practicable following the Effective Time (the “Closing Date Vested RSUs”), 49.5% of the Outstanding Shares (as defined in the Merger Agreement). The preliminary purchase price consideration consists of equity consideration in the form of shares of AeroClean Common Stock issued to Molekule’s stockholders with a preliminary estimate of $52,749,627 and 381,761 shares of AeroClean Common Stock that will be deemed issued and outstanding as they will have vested prior to or on the Closing Date (as defined in the Merger Agreement) for total purchase consideration of $54,085,791 assuming a share price of $3.50. The Company has estimated total transaction costs to be approximately $5,000,000.

At the Effective Time, each Molekule Preferred Stock Warrant will, by virtue of the Merger and without further action on the part of the holder thereof, be cancelled and converted into the right to receive, for each share of Molekule Common Stock issuable upon conversion of any Molekule Preferred Stock issuable upon exercise of any Molekule Preferred Stock Warrant, a portion of the Merger Consideration equal to (i) the Merger Consideration that would have been payable pursuant to the Merger Agreement in respect of such share had such Molekule Preferred Stock Warrant been exercised immediately prior to the Effective Time, less (ii) the exercise price with respect to such Molekule Preferred Stock Warrant (the resultant aggregate Merger Consideration due to a holder of a Molekule Preferred Stock Warrant, the “Warrant Merger Consideration”). Each Molekule Warrant issued and outstanding as of the Effective Time that is not a Molekule Preferred Stock Warrant will automatically and without further action by any party be cancelled and terminated for no consideration or payment immediately prior to the Effective Time. The Warrant Merger Consideration will be calculated in accordance with the terms of the applicable Molekule Preferred Stock Warrant.

At the Effective Time, each outstanding option to acquire Molekule Common Stock will be cancelled and terminated for no consideration. Any shares of Molekule Common Stock that remain available for issuance pursuant to Molekule’s 2015 stock plan (the “Residual Shares”) will be converted at the Effective Time into the number of shares of AeroClean Common Stock equal to the product of the number of such Residual Shares and the exchange ratio determined in accordance with the Merger Agreement (the “Assumed Shares”). At the Effective Time, AeroClean will assume the Molekule 2015 stock plan with the result that AeroClean may issue the Assumed Shares after the Effective Time pursuant to the settlement of any equity awards granted under the 2015 stock plan, AeroClean’s 2021 Incentive Award Plan or any other AeroClean equity plan. As soon as reasonably practicable following the Effective Time, AeroClean will grant awards of restricted stock units to specified Molekule employees who continue in service.

Consummation of the Merger is subject to customary closing conditions, including the following: (i) no governmental authority shall have enacted, issued, promulgated, enforced or entered any governmental order which is in effect and has the effect of making the transactions illegal, and no law shall have been enacted, issued, promulgated, enforced or entered by any governmental authority that, in any case, prohibits or makes illegal the Merger and related transactions contemplated under the Merger Agreement (the “Transactions”); (ii) the AeroClean stockholder approval must remain valid and binding; (iii) the Molekule stockholder approval of the Transactions shall have been obtained (including approval by the holders of (a) a majority of the shares of Molekule Series 1 Preferred Stock and (b) a majority of the shares of Molekule common stock and Molekule Series 1 Preferred Stock on a converted basis voting together as a single class); the Registration Statement on Form S-4 shall have become effective and be in effect; (v) the information statement contained in the Registration Statement shall have been disseminated to AeroClean stockholders at least twenty (20) calendar days prior to the Closing; and (vi) the AeroClean common stock to be issued in connection with the Transactions shall have been approved for listing on the Nasdaq Capital Market, subject only to official notice of issuance thereof. The Company expects to close the Merger in the first half of 2023.

14.	Subsequent Events.(continued)

Acquisition of GSI Technology

On October 1, 2022, the Company acquired GSI Technology, a company focused on deploying an analytics-based approach to indoor air quality by monitoring real-time air quality and work safety conditions in an innovative, integrated dashboard offering air quality, human capital and security for a purchase consideration of $350,000 in cash and 88,104 of shares of AeroClean common stock, or $276,647 based on the fair value at close. The transaction costs incurred in connection with this acquisition amounted to $87,865 and are included in the selling, general and administrative expenses. The valuation of the acquired assets and liabilities assumed is not complete, as of the date of issuance of these financial statements and as such, the Company has not yet finalized its allocation of the purchase price for the acquisition.

13.	Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were available to be issued and, except as otherwise noted herein, has concluded there were no material subsequent events that required recognition or disclosure in the financial statements.